Investment Portfolio	as of July 31, 2020 (Unaudited)

DWS Science and Technology Fund

	Shares	Value ($)
Common Stocks 98.5%
Communication Services 14.5%
Entertainment 2.7%
Activision Blizzard, Inc.	246,910	20,402,173
Netflix, Inc.*	6,740	3,295,051
Spotify Technology SA*	31,753	8,186,559
		31,883,783
Interactive Media & Services 11.8%
Alphabet, Inc. "A"*	24,050	35,785,197
Alphabet, Inc. "C"*	25,876	38,373,073
Facebook, Inc. "A"*	199,289	50,553,641
Match Group, Inc.*	98,155	10,080,518
ZoomInfo Technologies, Inc.*	22,865	934,493
		135,726,922
Consumer Discretionary 11.1%
Internet & Direct Marketing Retail
Alibaba Group Holding Ltd. (ADR)*	21,300	5,346,726
Amazon.com, Inc.*	38,652	122,321,211
		127,667,937
Financials 0.1%
Insurance
GoHealth, Inc. "A"* (a)	70,175	1,245,606
Lemonade, Inc.* (a)	2,943	171,224
		1,416,830
Health Care 2.9%
Biotechnology 0.3%
BioMarin Pharmaceutical, Inc.*	27,100	3,246,851
ViaCyte, Inc. * (b)	1,869	0
		3,246,851
Health Care Technology 0.1%
Schrodinger, Inc.*	9,841	712,292
Life Sciences Tools & Services 2.0%
Illumina, Inc.*	26,740	10,218,958
Thermo Fisher Scientific, Inc.	31,000	12,832,450
		23,051,408
Pharmaceuticals 0.5%
Bristol-Myers Squibb Co.	51,445	3,017,764
Eli Lilly & Co.	19,655	2,953,950
		5,971,714
Industrials 2.5%
Aerospace & Defense 1.0%
BWX Technologies, Inc.	106,030	5,780,755
Northrop Grumman Corp.	16,079	5,225,836
		11,006,591
Industrial Conglomerates 0.2%
Honeywell International, Inc.	17,320	2,587,089
Professional Services 1.0%
Verisk Analytics, Inc.	59,900	11,303,729
Road & Rail 0.3%
Uber Technologies, Inc.*	121,553	3,678,194
Information Technology 67.4%
Communications Equipment 4.1%
Ciena Corp.*	238,581	14,197,956
Cisco Systems, Inc.	184,691	8,698,946
F5 Networks, Inc.*	45,030	6,119,577
Lumentum Holdings, Inc.*	92,131	8,552,521
Motorola Solutions, Inc.	69,924	9,775,375
		47,344,375
Electronic Equipment, Instruments & Components 1.3%
Amphenol Corp. "A"	78,271	8,277,941
Dolby Laboratories, Inc. "A"	100,592	7,001,203
		15,279,144
IT Services 15.5%
Automatic Data Processing, Inc.	27,294	3,627,646
EPAM Systems, Inc.*	32,835	9,524,777
Fidelity National Information Services, Inc.	125,013	18,290,652
FleetCor Technologies, Inc.*	44,102	11,403,454
Mastercard, Inc. "A"	76,180	23,503,815
PayPal Holdings, Inc.*	223,206	43,764,000
Twilio, Inc. "A"* (a)	70,253	19,489,587
Visa, Inc. "A" (a)	256,004	48,743,162
		178,347,093
Semiconductors & Semiconductor Equipment 13.3%
Advanced Micro Devices, Inc.*	53,881	4,172,006
Analog Devices, Inc.	105,936	12,166,750
Applied Materials, Inc.	228,602	14,705,967
ASML Holding NV	34,209	12,100,407
Broadcom, Inc.	29,702	9,408,108
Intel Corp.	233,127	11,127,152
Lattice Semiconductor Corp.*	430,431	13,382,100
MKS Instruments, Inc.	115,100	14,668,344
NVIDIA Corp.	103,551	43,966,719
QUALCOMM., Inc.	67,704	7,150,219
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	124,537	9,824,724
		152,672,496
Software 24.7%
Adobe, Inc.*	49,732	22,096,922
Cornerstone OnDemand, Inc.*	110,392	3,920,020
DocuSign, Inc.*	52,940	11,478,980
Dropbox, Inc. "A"*	367,321	8,356,553
Dynatrace, Inc.*	123,005	5,145,299
Globant SA*	35,316	6,107,549
Intuit, Inc.	45,857	14,049,209
LivePerson, Inc.* (a)	99,315	4,268,559
Microsoft Corp.	513,330	105,237,783
Nuance Communications, Inc.*	476,252	13,025,492
Proofpoint, Inc.*	119,671	13,842,345
salesforce.com, Inc.*	146,897	28,622,881
ServiceNow, Inc.*	45,000	19,764,000
Slack Technologies, Inc. "A" * (a)	123,067	3,636,630
Synopsys, Inc.*	78,819	15,702,321
Vertex, Inc. "A"*	11,443	269,597
VMware, Inc. "A"* (a)	67,621	9,481,140
		285,005,280
Technology Hardware, Storage & Peripherals 8.5%
Apple, Inc.	229,227	97,430,644
Total Common Stocks (Cost $471,447,260)		1,134,332,372
Other Investments 0.1%
Adams Capital Management III LP (1.2% limited partnership interest)* (c)	—	25,995
Adams Capital Management LP (3.6% limited partnership interest)* (c)	—	25,506
GeoCapital IV LP (2.9% limited partnership interest)* (c)	—	541,329
Total Other Investments (Cost $7,553,570)		592,830
Preferred Stocks 0.0%
Health Care
Biotechnology
ViaCyte, Inc. Series A* (b) (Cost $0)	3,509	0
Securities Lending Collateral 7.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.04% (d) (e) (Cost $86,809,015)	86,809,015	86,809,015
Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 0.11% (d) (Cost $18,916,594)	18,916,594	18,916,594
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $584,726,439)	107.7	1,240,650,811
Other Assets and Liabilities, Net	(7.7)	(88,861,021)
Net Assets	100.0	1,151,789,790

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended July 31, 2020 are as follows:

Value ($) at 10/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 7/31/2020	Value ($) at 7/31/2020
Securities Lending Collateral 7.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.04% (d) (e)
1,190,250	85,618,765 (f)	—	—	—	17,526	—	86,809,015	86,809,015
Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 0.11% (d)
18,688,773	127,348,967	127,121,146	—	—	86,139	—	18,916,594	18,916,594
19,879,023	212,967,732	127,121,146	—	—	103,665	—	105,725,609	105,725,609

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2020 amounted to $85,026,774, which is 7.4% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Adams Capital Management III LP**	October 1997 to April 2008	4,029,217	25,995	0
Adams Capital Management LP**	August 2000 to November 2000	1,863,750	25,506	0
GeoCapital IV LP**	April 1996 to March 2000	1,660,603	541,329	0.05
Total Restricted Securities		7,553,570	592,830	0.05

** These securities represent venture capital funds.
(d) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e) Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2020.
ADR: American Depositary Receipt

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)
Communication Services	$167,610,705	$—	$—	$167,610,705
Consumer Discretionary	127,667,937	—	—	127,667,937
Financials	1,416,830	—	—	1,416,830
Health Care	32,982,265	—	0	32,982,265
Industrials	28,575,603	—	—	28,575,603
Information Technology	776,079,032	—	—	776,079,032
Other Investments(h)	—	—	—	592,830
Preferred Stocks	—	—	0	0
Short-Term Investments (g)	105,725,609	—	—	105,725,609
Total	$1,240,057,981	$—	$—	$1,240,650,811

(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Investments measured at NAV as a practical expedient.